Segments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Assets	$ 1,485,436	$ 1,324,205
Cash and cash equivalents	200,300	272,673	$ 733,896	$ 0
Other	14,736	19,543
Capesize
Assets	180,850	438,256
Kamsarmax
Assets	468,875	236,278
Scorpio Ultramax Pool
Assets	626,304	288,828
Corporate Segment [Member]
Cash and cash equivalents	178,103	265,818
Other	$ 31,304	$ 95,025